Pension and Postretirement Benefits - Schedule of Net Periodic Benefit Cost (Detail) (Other postretirement benefit obligations [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other postretirement benefit obligations [Member]
Schedule Of Other Postretirement Benefits [Line Items]
Service cost	$ 2,106	$ 1,956	$ 1,178
Amortization of prior service cost	670	603	144
Interest cost	2,300	2,132	1,837
Net periodic benefit cost	$ 5,076	$ 4,691	$ 3,159